Schedule of maturities of the company's borrowings and exposure to interest rate (Details) - ARS ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Borrowings	$ 10,262	$ 12,681	$ 20,246
Fixed interest rate [member] | Less than one year member
IfrsStatementLineItems [Line Items]
Borrowings	10,262	216
Fixed interest rate [member] | From one to two years member
IfrsStatementLineItems [Line Items]
Borrowings		$ 12,465